Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Income tax expense
Schedule of income tax expenses

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Loss before taxes	€526,139	€158,213	€65,847
Income tax calculated at 25%	131,535	39,553	16,462
Effect of expenses not deductible in determining taxable results	(11,478)	(7,701)	(3,934)
Effect of stock issue expenses that are not deductible in determining taxable results	11,775	5,750	3,716
Effect of concessions	6,804	572	430
Effect of tax losses carried forward not recognized	(100,771)	(11,670)	(5,511)
Effect of different tax rates in jurisdictions in which the company operates	(168)	(52)	(15)
Deferred tax asset other than loss carryforwards not recognized	(39,516)	(27,341)	(11,968)
(Underprovided)/overprovided in prior years	(857)	(3,876)
Other	(108)	13	26
Income tax expense recognized in the consolidated statement of profit and loss	€(2,784)	€(4,752)	€(794)

Schedule of income taxes recognized in income

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Current year	€6,871	€4,752	794
Income tax prior years	1,547	—	—
Current tax expense	8,418	4,752	794

Originating and reversal of temporary differences	(5,634)	—	—
Deferred tax expense / (income)	(5,634)	—	—

Total tax expense	€2,784	€4,752	€794